Share-based payments (Tables)	12 Months Ended
Mar. 31, 2019
Share-based payments
Schedule of movements in outstanding ordinary share options

	Ordinary share options
	2019	2018	2017
	Millions	Millions	Millions
1 April	40	41	24
Granted during the year	33	11	31
Forfeited during the year	(2)	(2)	(1)
Exercised during the year	(2)	(5)	(7)
Expired during the year	(23)	(5)	(6)
31 March	46	40	41
Weighted average exercise price:
1 April	£1.64	£1.61	£1.62
Granted during the year	£1.30	£1.72	£1.61
Forfeited during the year	£1.52	£1.65	£1.66
Exercised during the year	£1.67	£1.57	£1.50
Expired during the year	£1.64	£1.65	£1.75
31 March	£1.40	£1.64	£1.61

Summary of options outstanding and exercisable

	Outstanding			Exercisable
			Weighted			Weighted
			average			average
		Weighted	remaining		Weighted	remaining
	Outstanding	average	contractual	Exercisable	average	contractual
	shares	exercise	life	shares	exercise	life
	Millions	price	Months	Millions	price	Months
Vodafone Group savings related and Sharesave Plan:
£1.01 – £2.00	46	£1.40	33	—	—	—

Schedule of movements in non-vested shares

	2019		2018		2017
		Weighted		Weighted		Weighted
		average fair		average fair		average fair
		value at		value at		value at
	Millions	grant date	Millions	grant date	Millions	grant date
1 April	182	£2.04	178	£1.91	198	£1.77
Granted	88	£1.82	74	£1.95	74	£1.97
Vested	(39)	£2.21	(42)	£1.76	(47)	£1.77
Forfeited	(31)	£1.97	(28)	£1.58	(47)	£1.57
31 March	200	£1.92	182	£2.04	178	£1.91